Finance debt - Convertible senior unsecured sustainability-linked bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings	€ 28,502	€ 30,390
Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	1,000
ENI SpA | of which financial liabilities
Borrowings
Nominal value	920
Discount on bond issue and accrued expense	28
Borrowings	€ 948
Borrowings, original currency	EUR
ENI SpA | of which equity
Borrowings
Nominal value	€ 80
Discount on bond issue and accrued expense	(1)
Borrowings	€ 79
Borrowings, original currency	EUR
ENI SpA | Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expense	27
Borrowings	€ 1,027
Borrowings, original currency	EUR
Borrowings, maturity	2030
Borrowings, interest rate	2.95%